Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current Assets
Cash and cash equivalents	$ 194,211	$ 161,720
Short-term investments	703	742
Notes and accounts receivable, net	28,854	31,213
Inventories	44,076	33,666
Restricted assets-current	19,322	15,299
Deferred income tax assets, net		1,278
Prepaid expenses and other current assets	3,274	2,621
Total current assets	290,440	246,539
Long-term investments	133	133
Property and equipment, net	35,537	30,195
Deferred income tax assets, net	1,909	714
Goodwill	35,467	35,474
Other assets	3,436	3,708
Total assets	366,922	316,763
Current Liabilities
Notes and accounts payable	14,246	14,661
Income tax payable	17,696	8,189
Current portion of long-term payable	478	207
Deferred income tax liabilities, net	388
Accrued expenses and other current liabilities	23,646	17,610
Total current liabilities	56,454	40,667
Long-term payable, net of current portion	284	211
Other long-term liabilities	6,084	5,188
Total liabilities	62,822	46,066
Commitments and Contingencies (Note 15)
Shareholders' Equity
Ordinary Shares at US$ 0.01 par value per share Authorized: 500,000 thousand shares Issued and outstanding: 131,630 thousand shares in 2013 and 135,622 thousand shares in 2014	1,356	1,316
Additional paid-in capital	190,783	180,016
Accumulated other comprehensive income	2,505	4,095
Retained Earnings	109,456	85,270
Total shareholders' equity	304,100	270,697
Total liabilities and shareholders' equity	$ 366,922	$ 316,763